SCHEDULE OF ALLOCATION TO INTANGIBLE ASSETS (Details) - Action Sale and Purchase Agreement [Member] - USD ($) $ in Thousands	Dec. 31, 2023	May 05, 2021
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 29,100	$ 29,100
Customer Contracts [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 29,100
Total intangible assets, term	10 years